Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Retail revenues	$ 1,563,442	$ 1,241,883	$ 5,136,854	$ 3,597,976	$ 5,207,572	$ 3,153,564
Wholesale revenues	28,620	267,020	222,198	746,788	733,541	1,359,243
Total revenues	1,592,062	1,508,903	5,359,052	4,344,764	5,941,113	4,512,807
Cost of revenues	(292,299)	(187,912)	(1,176,270)	(831,900)	(1,367,870)	(1,059,740)
Gross profit	1,299,763	1,320,991	4,182,782	3,512,864	4,573,243	3,453,067
Operating expenses
Payroll and related expenses	1,061,353	781,188	3,668,087	2,366,240	3,486,860	1,593,230
General and administrative expenses	707,153	1,454,143	2,013,659	2,256,069	2,523,776	1,524,880
Rent expense	776,432	248,158	2,074,759	950,479	1,742,732	667,590
Professional fees	43,069	146,807	511,637	527,201	862,439	1,000,133
Depreciation and amortization expense	89,630	81,255	258,819	175,723	249,703	180,688
Total operating expenses	2,677,637	2,711,551	8,526,961	6,275,712	8,865,510	4,966,521
Loss from operations	(1,377,874)	(1,390,560)	(4,344,179)	(2,762,848)	(4,292,267)	(1,513,454)
Other income (expense)
Interest expense	(93,843)	741	(210,031)	(62,940)	(81,617)	(80,152)
Other income	9,967	119,748	33,999	127,651	161,018	38,011
Total other expense	(83,876)	120,489	(176,032)	64,711	(79,401)	(42,141)
Net loss	(1,461,750)	(1,270,071)	(4,520,211)	(2,698,137)	(4,212,866)	(1,555,595)
Less: Net gain (loss) attributable to non-controlling interest	(8,575)	196,150	29,255	209,174	22,709	(101,650)
Net loss attributable to the Company	$ (1,453,175)	$ (1,466,221)	$ (4,549,466)	$ (2,907,311)	$ (4,235,575)	$ (1,453,945)
Basic loss per common share	$ (0.04)	$ (0.11)	$ (0.20)	$ (0.22)	$ (0.23)	$ (0.11)
Basic weighted average common shares outstanding	34,383,109	13,751,276	23,241,142	13,074,298	18,064,196	12,996,871